NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

March 31, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	UBS AG
	Issuer CIK:	0001114446
	Issuer File Number:	333-156695
	Form 8-A Date:	3/31/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 30, 2010) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

UBS AG Exchange Traded Access Securities (E-TRACS) linked to the Alerian MLP Infrastructure Index due April 2, 2040

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance